Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Summary of Right-of-Use-Assets

Precision recognizes right-of-use assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, December 31, 2022	$46,496	$13,536	$60,032
Additions	1,217	15,811	17,028
Acquired	574	892	1,466
Derecognition	(5,947)	(685)	(6,632)
Depreciation	(3,559)	(4,741)	(8,300)
Lease remeasurements	(789)	1,314	525
Effect of foreign currency exchange differences	(480)	(201)	(681)
Balance, December 31, 2023	$37,512	$25,926	$63,438
Additions	469	10,522	10,991
Derecognition	(433)	(861)	(1,294)
Depreciation	(3,588)	(6,086)	(9,674)
Effect of foreign currency exchange differences	1,700	871	2,571
Balance, December 31, 2024	$35,660	$30,372	$66,032

Expected Non-cancellable Undiscounted Operating Lease Payments	Expected non-cancellable undiscounted operating lease payments are as follows:

	2024	2023
Less than one year	$23,909	$17,540
One to five years	50,232	42,460
More than five years	24,429	10,748
	$98,570	$70,748

Summary of Maturity Analysis of Lease Payments

The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received subsequent to December 31, 2024: .

	Operating Leases	Finance Leases
Less than one year	$403,298	$835
One to five years	434,317	3,545
More than five years	—	2,594
Total undiscounted lease receipts	$837,615	$6,974
Unearned finance income on lease receipts		(1,347)
Net investment in the lease		$5,627